Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 22, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A